Contingent liabilities (Details) $ / shares in Units, R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R) item
Disclosure of contingent liabilities [line items]
Number of petitions | item			2
Payment to dissenting shareholders | R		R 319.4	R 1,375.8
Sibanye-Stillwater dissenting shareholder action
Disclosure of contingent liabilities [line items]
Dissenting shareholder ownership, as a percent	4.50%	4.50%
Price offered per share | $ / shares	$ 18
Payment to dissenting shareholders | $	$ 21